Risk management and financial instruments - Narrative (Details)							12 Months Ended
	Mar. 03, 2016 USD ($) NOK / shares shares	Jul. 08, 2015 USD ($)	May. 06, 2015 NOK / shares shares	Dec. 31, 2014 USD ($) NOK / shares shares	Sep. 18, 2013 USD ($) contract	Jul. 02, 2013 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 USD ($) NOK / shares shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 USD ($) NOK / shares shares	Dec. 31, 2013 USD ($)	Feb. 06, 2015 NOK
Derivative [Line Items]
Interest paid, net of capitalized interest							$ 458,000,000		$ 493,000,000		$ 336,000,000
Option indexed to issuer's equity, settlement alternatives, cash, at fair value | NOK												NOK 134,000,000
Restructuring and related activities, ratio of distributed shares from previous to current entity							2000.00%
Derivative, collateral, right to reclaim cash		$ 93,000,000
Cash and restricted cash				$ 449,000,000			$ 248,000,000	$ 248,000,000	449,000,000	$ 449,000,000
Marketable securities pledged as collateral				325,000,000			228,000,000	228,000,000	325,000,000	325,000,000
Derivative financial instruments				250,000,000			160,000,000	160,000,000	250,000,000	250,000,000
Total Return Swap
Derivative [Line Items]
Gross liability				$ (5,000,000)			(9,000,000)	$ (9,000,000)	(5,000,000)	$ (5,000,000)
Derivative instruments not designated as hedging instruments, gain (loss), net							$ (27,000,000)		$ (73,000,000)		19,000,000
Option agreement, shares | shares				4,000,000			4,000,000	4,000,000	4,000,000	4,000,000
Option agreement, strike price | NOK / shares								$ 49.6		$ 96.02
Other Contract
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, gain (loss), net							$ (3,000,000)		$ (19,000,000)		30,000,000
SapuraKencana Share Agreements
Derivative [Line Items]
Gross liability				$ (103,000,000)			(135,000,000)	$ (135,000,000)	(103,000,000)	$ (103,000,000)
Derivative, fixed interest rate		2.60%
Number of instruments held | contract					2
Proceeds from derivative instrument, financing activities					$ 250,000,000
Derivative, term of contract (in years)					3 years
Description of variable rate basis					LIBOR
Derivative, basis spread on variable rate					1.90%
Proceeds from derivative instrument, financing activities, reduction in proceeds received		$ 90,000,000
Cash and restricted cash		160,000,000
Gross asset				103,000,000			135,000,000	135,000,000	103,000,000	103,000,000
Interest Rate Swap
Derivative [Line Items]
Outstanding principal amount				7,918,000,000			7,088,000,000	7,088,000,000	7,918,000,000	7,918,000,000
Gross liability				(191,000,000)			(143,000,000)	(143,000,000)	(191,000,000)	(191,000,000)
Net liability				(134,000,000)			(122,000,000)	(122,000,000)	(134,000,000)	(134,000,000)
Derivative asset				5,000,000			2,000,000	2,000,000	5,000,000	5,000,000
Gain (Loss) on interest rate derivative instruments, not designated as hedging instruments							(129,000,000)		(176,000,000)		143,000,000
Cross Currency Interest Rate Contract
Derivative [Line Items]
Outstanding principal amount				807,000,000			807,000,000	807,000,000	807,000,000	807,000,000
Gross liability				(201,000,000)			(291,000,000)	(291,000,000)	(201,000,000)	(201,000,000)
Gain (Loss) on interest rate derivative instruments, not designated as hedging instruments							(106,000,000)		(171,000,000)		(10,000,000)
Forward Contracts
Derivative [Line Items]
Gain (Loss) on interest rate derivative instruments, not designated as hedging instruments							(9,000,000)		(58,000,000)		$ (49,000,000)
Forward Contracts | Forward Contracts
Derivative [Line Items]
Gross liability				(24,000,000)			$ 0	$ 0	(24,000,000)	(24,000,000)
Forward Contract 2
Derivative [Line Items]
Gross liability				(2,600,000)					(2,600,000)	(2,600,000)
Sevan Drilling
Derivative [Line Items]
Stock repurchase program, number of shares authorized to be repurchased | shares							14,894,699	14,894,699
Minimum | Cross Currency Interest Rate Contract
Derivative [Line Items]
Derivative maturity date							Mar. 01, 2018
Derivative, fixed interest rate							4.94%	4.94%
Maximum | Cross Currency Interest Rate Contract
Derivative [Line Items]
Derivative maturity date							Mar. 01, 2019
Derivative, fixed interest rate							6.1825%	6.1825%
Variable Interest Entity, Primary Beneficiary | Interest Rate Swap
Derivative [Line Items]
Other comprehensive income, unrealized gain (loss) on interest rate swaps in VIEs							$ 0		0
Interest paid, net of capitalized interest							3,000,000		4,000,000
Variable Interest Entity, Primary Beneficiary | Ship Finance Variable Interest Entities | Interest Rate Swap
Derivative [Line Items]
Gross liability				$ (3,000,000)			$ (2,000,000)	$ (2,000,000)	$ (3,000,000)	$ (3,000,000)
Strike Price 1 | Sevan Drilling
Derivative [Line Items]
Option agreement, shares | shares							10,803,274	10,803,274
Option agreement, strike price | NOK / shares								$ 8.9482
Strike Price 1 | Sevan Drilling ASA
Derivative [Line Items]
Option agreement, shares | shares			216,065,464	216,065,464					216,065,464	216,065,464
Option agreement, strike price | NOK / shares			NOK 0.6247	$ 4.1701
Strike Price 2 | Sevan Drilling
Derivative [Line Items]
Option agreement, shares | shares							4,091,425	4,091,425
Option agreement, strike price | NOK / shares			NOK 0.6243					$ 8.5539
Strike Price 2 | Sevan Drilling ASA
Derivative [Line Items]
Option agreement, shares | shares			81,828,500	81,828,500					81,828,500	81,828,500
Option agreement, strike price | NOK / shares				$ 4.1966
Other Current Liabilities | Sevan Share Repurchase Agreement
Derivative [Line Items]
Associated liabilities				$ 167,000,000			$ 16,000,000	$ 16,000,000	$ 167,000,000	$ 167,000,000
Other Noncurrent Liabilities | SapuraKencana Share Agreements
Derivative [Line Items]
Proceeds from derivative instrument, financing activities		$ 160,000,000
Derivative financial instruments				$ 250,000,000			$ 160,000,000	$ 160,000,000	$ 250,000,000	$ 250,000,000
Subsequent Event | Total Return Swap
Derivative [Line Items]
Option agreement, shares | shares	4,000,000
Option agreement, strike price | NOK / shares	NOK 21.1611
Subsequent Event | Interest Rate Swap
Derivative [Line Items]
Outstanding principal amount	NOK 200,000,000
Sevan Drilling ASA
Derivative [Line Items]
Fair value of the consideration received						$ 392,000,000
Stock repurchase program, number of shares authorized to be repurchased | shares							297,893,964	297,893,964
Sevan Drilling
Derivative [Line Items]
Fair value of the consideration received							$ 4,000,000